Loans receivable, net (Company's loan portfolio) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans receivable, gross	$ 12,550	$ 10,636
Installment loans to individuals
Loans receivable, gross	421	15
Real estate backed loan
Loans receivable, gross	6,419	6,221
Securities backed loan
Loans receivable, gross	3,035	1,617
Commercial loans
Loans receivable, gross	$ 2,675	$ 2,783